LONG-TERM INVESTMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Debt Instrument [Line Items]
Long term investments						$ 1,999,200	$ 15,647,738
Long term investments	$ 4,947,924		$ 38,647,738					$ 1,856,380	$ 14,500,000
[custom:ImpairmentLossOnLongtermInvestment]	$ 251,315	$ 1,963,000
Company A [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage	4.99%		4.99%					4.99%	4.99%
Company B [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage						3.00%	3.00%
Company A [Member]
Debt Instrument [Line Items]
Long term investments	$ 1,858,617		$ 14,500,000					$ 1,858,617	$ 14,500,000
Company B [Member]
Debt Instrument [Line Items]
Long term investments						$ 1,089,534	$ 8,500,000
Company C [Member]
Debt Instrument [Line Items]
Long term investments				$ 250,000	$ 1,963,000
Long term investments	$ 4,947,924		$ 38,647,738